Client Concentration (Tables)	12 Months Ended
Dec. 31, 2015
Client Concentration
Schedule of significant clients accounted for the following percentages of total net revenue
	Year Ended December 31,
	2015	2014
Customer A	14%	15%
Customer B	10%	10%
Customer C	3%	10%